ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
10.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2017	2018
	$	$

Current:
Accrued cost of revenue and sales and marketing expenses	49,179	122,679
Accrued interest for convertible notes	21,607	-
Accrued office-related operating expenses	9,652	15,134
Business and other taxes payables	5,277	8,687
Other payables	163,483	410,310
Payroll and welfare payable	22,131	36,592
Payable for property and equipment	6,239	28,246
Others	7,680	15,232
	285,248	636,880

Non-current:
Other payables	2,050	-
Others	5,497	7,894
	7,547	7,894